COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
2015	$ 3,947
2016	2,218
2017	1,543
2018-2021	1,312
Operating Leases, Future Minimum Payments Due	$ 9,020